Fair Value Mesurements (Details) - Schedule of key inputs used in the valuation of the investor warrant liability - $ / shares			1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 13, 2021	Mar. 25, 2021	Jan. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price $ (in Dollars per share)	$ 0.01	$ 36.909		$ 36.91	$ 36.91	$ 36.91	$ 36.91
Time to liquidation (years)	2 months 19 days	9 months	1 year	1 year 3 months	1 year	5 months 1 day	6 months
Risk free rate	0.05%	0.06%	0.10%	0.01%	0.10%	2.25%	0.19%
Expected Volatility	59.65%	93.96%	102.90%	118.40%	102.90%	56.51%	62.67%
Probability of initial public offering occurrence	60.00%	50.00%		50.00%	50.00%		95.00%
Probability of equity financing occurrence	40.00%	50.00%		50.00%	50.00%		5.00%
Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price $ (in Dollars per share)							$ 0.01
Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price $ (in Dollars per share)							$ 36.909